Income taxes	12 Months Ended
Mar. 31, 2026
Disclosure Of Income Tax [Abstract]
Income taxes	Income taxes
Income tax expense (recovery) includes the following components:

	2026	2025
	$	$

Current
Related to current year	4,020	4,133
Related to prior years	4,484	3,363
	8,504	7,496
Deferred
Related to current year	(268)	123
Related to reversal of previously unrecognized deferred tax asset	(7,875)	—
Related to prior years	—	68
	(8,143)	191

Total income tax expense	361	7,687
The income tax expense reported, which includes foreign taxes, differs from the amount of the income tax recovery computed by applying Canadian statutory rates as follows:

	2026	2025
	$	$

Loss before income taxes	(144,051)	(659,509)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(38,174)	(174,770)
Impact of rate differential of foreign jurisdiction	7,805	10,916
Non-deductible share-based compensation and related costs	3,540	9,298
Accounting loss (gain) on repurchase of equity	3,127	(388)
Adjustment related to prior years	4,484	3,431
Goodwill impairment	—	147,457
Net changes in unrecognized benefits of deferred tax assets(1)	14,515	10,756
Impact of foreign exchange	3,845	1,674
Other non-deductible expenses and non-taxable amounts	1,219	(687)

Total income tax expense	361	7,687
(1) In the fiscal year ended March 31, 2026, net changes in unrecognized benefits of deferred tax assets represents the impact of unrecognized current and prior year income tax benefits of $21,972 (2025 - $18,345) where recovery is not considered probable, partly offset by the recognition of previously unrecognized deferred income tax assets related to certain subsidiaries that generated profits for amount of $7,457 (2025 - $7,589).
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:
2026

	Balance as at March 31, 2025	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2026
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,978	13,568	—	—	16,546
Intangible assets	(35,032)	17,503	—	—	(17,529)
Lease liabilities	3,792	1,283	—	—	5,075
Lease right-of-use assets	(2,842)	(1,283)	—	—	(4,125)
Non-capital losses carried forward	17,852	(10,684)	—	—	7,168
Deferred revenue	387	(48)	—	—	339
Long-term incentive plan	8,632	(6,345)	—	—	2,287
Capitalized software technologies	9,060	(2,000)	—	—	7,060
Other	(4,813)	(3,851)	—	87	(8,577)

Net deferred tax assets	14	8,143	—	87	8,244
2025

	Balance as at March 31, 2024	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2025
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	3,513	(535)	—	—	2,978
Intangible assets	(46,697)	12,060	—	(395)	(35,032)
Lease liabilities	5,657	(1,865)	—	—	3,792
Lease right-of-use assets	(4,213)	1,371	—	—	(2,842)
Non-capital losses carried forward	24,741	(6,889)	—	—	17,852
Deferred revenue	421	(34)	—	—	387
Long-term incentive plan	8,844	(212)	—	—	8,632
Capitalized software technologies	12,535	(3,475)	—	—	9,060
Other	(4,249)	(612)	68	(20)	(4,813)

Net deferred tax assets (liabilities)	552	(191)	68	(415)	14
Deferred tax assets have been recognized in respect of deductible temporary differences and unused non-capital losses to the extent that it is probable that future taxable profits will be available against which the losses can be utilized. In assessing recoverability, management considered forecasts of future taxable profits, which reflect historical performance. Based on this evidence, management concluded that the recognition criteria under IAS 12 have been met for certain of its deductible temporary differences and non-capital losses. As at March 31, 2026, net deferred tax assets of $5,009 (2025 – nil) were recognized in jurisdictions that incurred losses this fiscal year or the preceding fiscal year. Based upon the level of historical taxable income or projections for future taxable income, management believes it is probable that the Company will realize the benefits of these net deferred tax assets.

The Company has accumulated unrecognized deductible temporary differences, unused tax losses and unrecognized research and development expenditures as follows:

	2026	2025
	$	$

Deductible temporary differences	295,800	200,408
Non-capital losses	806,279	699,586
Research and development expenditures	61,928	38,837

	1,164,007	938,831
As at March 31, 2026, the Company and its subsidiaries have non-capital losses of $806,279 (2025 - $699,586) available to reduce future taxable income for which the benefits have not been recognized. From this amount, $456,027 expires from the fiscal year ended March 31, 2027 to the fiscal year ended March 31, 2046 (2025 - $371,223 from the fiscal year ended March 31, 2026 to the fiscal year ended March 31, 2045), while $350,252 has no expiry date (2025 - $328,363).
There was no change in the Canadian statutory tax rate for the financial year.
Government assistance
The Company incurred research and development expenditures and e-business development expenses which are eligible for tax credits. The tax credits recorded are based on management’s estimate of amounts expected to be recovered and are subject to audit by the taxation authorities and, accordingly, these amounts may vary. For the fiscal year ended March 31, 2026, the Company recorded a Canadian provision for refundable tax credits of $3,300 (2025 – $3,344). This amount has been recorded as a reduction of research and development and e-business development expenditures for the year. In addition, the Company recorded a non-refundable tax credit of $4,600 (2025 - $2,795).
As at March 31, 2026, the Company has available Canadian federal non-refundable investment tax credits of $424 (2025 – $2,598) related to research and development expenditures which may be used to reduce Canadian federal income taxes payable in future years. These non-refundable investment tax credits begin to expire in 2042. The Company also has a non-refundable e-business tax credit of $2,604 (2025 – $3,734) expiring in various dates starting in 2043. The benefits of these non-refundable investment and e-business tax credits have not been recognized in the consolidated financial statements.
Pillar Two
In December 2021, the Organization for Economic Cooperation and Development (“OECD”) published Tax Challenges Arising From the Digitalisation of the Economy - Global Anti-Base Erosion Model Rules (Pillar Two) introducing a 15% minimum tax rate for multinationals on income arising in each jurisdiction where they operate. Pillar Two applies to multinational enterprises with annual consolidated revenues of EUR 750 million in at least two of the four fiscal years immediately preceding the tested fiscal year. The OECD continues to release guidance and countries are implementing legislation to adopt these rules. On June 20, 2024, Bill C-69 which includes the introduction of the Global Minimum Tax Act received royal assent and is enacted for Canadian financial reporting purposes. The Global Minimum Tax Act is largely based on the OECD rules, and is effective for fiscal years beginning on or after December 31, 2023. The Company met the threshold of EUR 750 million for the second time in the fiscal year ended March 31, 2025. The fiscal year ended March 31, 2026 is the first year to which Pillar Two is applicable to the Company. The Company has performed an assessment of its potential exposure to Pillar Two based on available information and determined that there is no material impact to the consolidated financial statements.
In May 2023, the IASB issued International Tax Reform - Pillar Two Model Rules, which amends IAS 12 — Income taxes to introduce a temporary exception to the requirements to recognize and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. The Company applied this exception.